Capital structure and financing - C.7.3. Equity investments (Details) £ / shares in Units, $ / shares in Units, £ in Millions, shares in Millions, $ in Millions		1 Months Ended		12 Months Ended				13 Months Ended
	Oct. 17, 2019 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Jul. 01, 2021 USD ($) shares	Jul. 01, 2021 GBP (£) shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 £ / shares	Oct. 17, 2019 £ / shares
Disclosure of fair value measurement of assets [line items]
Investments accounted for using equity method				$ 0		$ 160
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Investments accounted for using equity method	$ 292			$ 0		$ 160
Offer price per share (usd per share) | £ / shares											£ 1.15	£ 1.15
Enterprise value										$ 2,000
Market capitalization										$ 1,450
IPO option rights (as a percentage)	4.00%
Net dilution gain (loss)	$ (3)
Gain on investment	$ 208
Disposal of proportion of ownership interest (as a percentage)	20.00%
Gross proceeds from disposal	$ 57
Net proceeds from disposal	25
Share in tax escrow	30
Loss on disposal	$ 32
Number of shares sold (in shares) | shares		76	76	85	85			162	162
Proceeds from sales of investments accounted for using equity method		$ 163	£ 115	$ 169	£ 130			$ 383	£ 244
Gain (loss) on disposal of equity method investment		$ 15		(6)
Percentage ownership held by non-controlling interest						7.60%
Change in fair value in investment				$ 18		$ (16)	$ 312
Closing price (in dollars per share) | $ / shares						$ 1.53